Significant Accounting Policies	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Significant Accounting Policies

2.    Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires those responsible for preparing financial statements to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund and Trust.

2.1.     Basis of Accounting

These financial statements present the financial condition, results of operations and cash flows of the Fund and the Fund and Trust combined. For the periods presented, there were no balances or activity for the Trust apart from those from the Fund when combined, and the footnotes accordingly relate to the Fund, unless stated otherwise.

The Fund is an investment company within the scope of Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies, and therefore applies the specialized accounting and reporting guidance therein. The Fund is not registered as an investment company under the Investment Company Act of 1940, as amended.

2.2.     Basis of Presentation

The financial statements are presented for the Trust, as the SEC registrant, combined with the Fund and for the Fund individually. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Fund shall be enforceable only against the assets of the Fund and not against the assets of the Trust generally or any other fund that the Trust may establish in the future.

2.3.    Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments of sufficient credit quality with original maturity of three months or less.

2.4.    Solactive GLD® Long USD Gold Index—Gold Delivery Agreement

Pursuant to the terms of the Gold Delivery Agreement, the Fund has entered into a transaction to deliver gold bullion to, or receive gold bullion from, Merrill Lynch International, as Gold Delivery Provider, each Business Day. The amount of gold bullion transferred essentially will be equivalent to the Fund’s profit or loss as if the Fund had exchanged the Reference Currencies comprising the Index (“FX Basket”), in the proportion in which they are reflected in the Index, for USDs in an amount equal to the Fund’s holdings of gold bullion on such day. In general, if there is a currency gain (i.e., the value of the USD against the Reference Currencies comprising the FX Basket increases), the Fund will receive gold bullion. In general, if there is a currency loss (i.e., the value of the USD against the Reference Currencies comprising the FX Basket decreases), the Fund will deliver gold bullion. In this manner, the amount of gold bullion held by the Fund will be adjusted to reflect the daily change in the value of the Reference Currencies comprising the FX Basket against the USD. The Gold Delivery Agreement requires gold bullion ounces calculated pursuant to formulas contained in the Gold Delivery Agreement to be delivered to the custody account of the Fund or Gold Delivery Provider, as applicable. The fee that the Fund pays the Gold Delivery Provider for its services under the Gold Delivery Agreement is accrued daily and reflected in the calculation of the amount of gold bullion to be delivered pursuant to the Gold Delivery Agreement. The realized gain/loss from the Gold Delivery Agreement is disclosed on the Statement of Operations and the Statement of Changes in Net Assets. The realized gain/loss is only shown on the Statement of Financial Condition to the extent not received/paid.

The Index is designed to represent the daily performance of a long position in physical gold, as represented by the LBMA Gold Price AM, and a short position in the basket of Reference Currencies with weightings determined by the FX Basket. The Reference Currencies and their respective weightings in the Index are as follows: Euro (EUR/USD) (57.6%), Japanese Yen (USD/JPY) (13.6%), British Pound Sterling (GBP/USD) (11.9%), Canadian Dollar (USD/CAD) (9.1%), Swedish Krona (USD/SEK) (4.2%), and Swiss Franc (USD/CHF) (3.6%).

2.5.    Fair Value Measurement

U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to value its investments at fair value.

Various inputs are used in determining the fair value of the Fund’s assets or liabilities. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

Level 3 –	Inputs that are unobservable for the asset and liability, including the Fund’s assumptions (if any) used in determining the fair value of investments.

The following table summarizes the Fund’s investments at fair value:

(Amounts in 000’s of US$) March 31, 2018	Level 1	Level 2	Level 3
Investment in Gold	$16,666	$—	$—
Gold Delivery Agreement	—	—	—

Total	$16,666	$—	$—

(Amounts in 000’s of US$) September 30, 2017	Level 1	Level 2	Level 3
Investment in Gold	$14,406	$—	$—
Gold Delivery Agreement	—	—	—

Total	$14,406	$—	$—

There were no transfers between Level 1 and other Levels for the six months ended March 31, 2018 and fiscal period ended September 30, 2017.

The Administrator values the gold held by the Fund on the basis of the price of an ounce of gold as determined by ICE Benchmark Administration Limited (“IBA”), a benchmark administrator, which provides an independently administered auction process, as well as the overall administration and governance for the LBMA Gold Price. In determining the net asset value (“NAV”) of the Fund, the Administrator values the gold held by the Fund on the basis of the price of an ounce of gold determined by the IBA 10:30 AM auction process (“LBMA Gold Price AM”), which is an electronic auction, with the imbalance calculated and the price adjusted in rounds (45 seconds in duration). The auction runs twice daily at 10:30 AM and 3:00 PM London time. The Administrator calculates the NAV of the Trust on each day the NYSE Arca is open for regular trading, generally as of 12:00 PM New York time. If no LBMA Gold Price AM is made on a particular evaluation day or if the LBMA Gold Price PM has not been announced by 12:00 PM New York time on a particular evaluation day, the next most recent LBMA Gold Price AM is used in the determination of the NAV of the Fund, unless the Administrator, in consultation with the Sponsor, determines that such price is inappropriate to use as the basis for such determination.

2.6.    Custody of Gold

Gold bullion is held by HSBC Bank plc (the “Custodian”) on behalf of the Fund. During the six-month period ended March 31, 2018, no gold was held by a subcustodian. During the fiscal period ended September 30, 2017, no gold was held by a subcustodian.

2.7.     Gold Delivery Agreement Receivable

Gold Delivery Agreement receivable represents the quantity of gold due to be received under the Gold Delivery Agreement. The gold is transferred to the Fund’s allocated gold bullion account at the Custodian two business days after the valuation date.

(Amounts in 000’s of US$)	Mar-31, 2018	Sep-30, 2017
Gold Delivery Agreement receivable	$170	$21

2.8.    Gold Delivery Agreement Payable

Gold Delivery Agreement payable represents the quantity of gold due to be delivered under the Gold Delivery Agreement. The gold is transferred from the Fund’s allocated gold bullion account at the Custodian two business days after the valuation date.

(Amounts in 000’s of US$)	Mar-31, 2018	Sep-30, 2017
Gold Delivery Agreement payable	$—	$50

2.9.     Creations and Redemptions of Shares

The Fund creates and redeems Shares from time to time, but only in one or more Creation Units (a Creation Unit equals a block of 10,000 Shares). The Fund issues Shares in Creation Units to certain authorized participants (“Authorized Participants”) on an ongoing basis. The creation and redemption of Creation Units is only made in exchange for the delivery to the Fund or the distribution by the Fund of the amount of gold and any cash represented by the Creation Units being created or redeemed, the amount of which will be based on the combined net asset value of the number of Shares included in the Creation Units being created or redeemed determined on the day the order to create or redeem Creation Units is properly received.

The Fund commenced trading shares in January 2017. As the Shares of the Fund are redeemable at the option of the Authorized Participants, the Fund has classified the Shares as Net Assets. Changes in the Shares for the six months ended March 31, 2018 and fiscal period ended September 30, 2017 are as follows:

(Amounts in 000’s)	Six Months Ended Mar-31, 2018	Fiscal Period Ended Sep-30, 2017
Activity in Number of Shares Issued and Outstanding:
Creations	40	220
Redemptions	(20)	(100)

Net change in number of Shares Issued and Outstanding	20	120

(Amounts in 000’s of US$)	Six Months Ended Mar-31, 2018	Fiscal Period Ended Sep-30, 2017
Activity in Value of Shares Issued and Outstanding:
Creations	$4,814	$26,500
Redemptions	(2,393)	(11,840)

Net change in value of Shares Issued and Outstanding	$2,421	$14,710

2.10.    Revenue Recognition Policy

The Administrator will, at the direction of the Sponsor, sell the Fund’s gold as necessary to pay the Fund’s expenses. When selling gold to pay expenses, the Administrator will endeavor to sell the smallest amount of gold needed to pay expenses in order to minimize the Fund’s holdings of assets other than gold. Unless otherwise directed by the Sponsor, to meet expenses the Administrator will give a sell order and sell gold to the Custodian at the next LBMA Gold Price AM following the sale order. A gain or loss is recognized based on the difference between the selling price and the average cost of the gold sold, and such amounts are reported as net realized gain/(loss) from investment in gold sold to pay expenses on the Statement of Operations.

The Fund’s net realized and change in unrealized gain/(loss) on investment in gold and Gold Delivery Agreement for the six-month period ended March 31, 2018 of $82 is made up of a realized gain of $2 from the sale of gold to pay Sponsor fees, a realized loss of ($533) from the Gold Delivery Agreement, a realized gain of $229 from gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees, a realized gain of $149 from gold distributed for the redemption of shares, and a change in unrealized appreciation of $235 on investment in gold.

The Fund’s net realized and change in unrealized gain/(loss) on investment in gold and Gold Delivery Agreement for the six-month period ended March 31, 2017 of $766 is made up of a realized gain of $1 from the sale of gold to pay Sponsor fees, a realized loss of ($86) from the Gold Delivery Agreement, a realized gain of $39 from gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees, and a change in unrealized appreciation of $812 on investment in gold.

2.11.    Income Taxes

The Fund is classified as a “grantor trust” for U.S. federal income tax purposes. As a result, the Fund is not subject to U.S. federal income tax. Instead, the Fund’s income and expenses “flow through” to the Shareholders, and the Administrator will report the Fund’s proceeds, income, deductions, gains and losses to the Internal Revenue Service on that basis.

The Sponsor has evaluated whether there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required as of March 31, 2018. There are no open tax years or examinations in progress at period end.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies.

2.1.    Basis of Accounting

The accompanying audited financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the audited financial statements. Actual results could differ from those estimates.

These financial statements present the financial condition, results of operations and cash flows of the Fund and the Fund and Trust combined. For the periods presented, there were no balances or activity for the Trust apart from those from the Fund when combined, and the footnotes accordingly relate to the Fund, unless stated otherwise.

2.2.    Basis of Presentation

The financial statements are presented for the Trust, as the SEC registrant, combined with the Fund and for the Fund individually. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Fund shall be enforceable only against the assets of the Fund and not against the assets of the Trust generally or any other fund that the Trust may establish in the future.

2.3.    Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments of sufficient credit quality with original maturity of three months or less.

2.4.    Investment Company Status

The Fund is an investment company in accordance with U.S. GAAP and follows the accounting and reporting guidance according to Accounting Standards Codification Topic 946.

2.5.    Solactive GLD® Long USD Gold Index—Gold Delivery Agreement

Pursuant to the terms of the Gold Delivery Agreement, the Fund will enter into a transaction to deliver gold bullion to, or receive gold bullion from, Merrill Lynch International, as Gold Delivery Provider, each Business Day. The amount of gold bullion transferred essentially will be equivalent to the Fund’s profit or loss as if the Fund had exchanged the Reference Currencies comprising the Index (“FX Basket”), in the proportion in which they are reflected in the Index, for USDs in an amount equal to the Fund’s holdings of gold bullion on such day. In general, if there is a currency gain (i.e., the value of the USD against the Reference Currencies comprising the FX Basket increases), the Fund will receive gold bullion. In general, if there is a currency loss (i.e., the value of the USD against the Reference Currencies comprising the FX Basket decreases), the Fund will deliver gold bullion. In this manner, the amount of gold bullion held by the Fund will be adjusted to reflect the daily change in the value of the Reference Currencies comprising the FX Basket against the USD. The Gold Delivery Agreement requires gold bullion ounces calculated pursuant to formulas contained in the Gold Delivery Agreement to be delivered to the custody account of the Fund or Gold Delivery Provider, as applicable. The fee that the Fund pays the Gold Delivery Provider for its services under the Gold Delivery Agreement is accrued daily and reflected in the calculation of the amount of gold bullion to be delivered pursuant to the Gold Delivery Agreement. The realized gain/loss from the Gold Delivery Agreement is disclosed on the Statement of Operations and the Statement of Changes in Net Assets. The realized gain/loss is only shown on the Statement of Financial Condition to the extent not received/paid.

The Index is designed to represent the daily performance of a long position in physical gold, as represented by the LBMA Gold Price AM, and a short position in the basket of Reference Currencies with weightings determined by the FX Basket. The Reference Currencies and their respective weightings in the Index are as follows: Euro (EUR/USD) (57.6%), Japanese Yen (USD/JPY) (13.6%), British Pound Sterling (GBP/USD) (11.9%), Canadian Dollar (USD/CAD) (9.1%), Swedish Krona (USD/SEK) (4.2%), and Swiss Franc (USD/CHF) (3.6%).

2.6.    Fair Value Measurement

U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to value its investments at fair value.

Various inputs are used in determining the fair value of the Fund’s assets or liabilities. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

Level 3 –	Inputs that are unobservable for the asset and liability, including the Fund’s assumptions (if any) used in determining the fair value of investments.

The following table summarizes the Fund’s investments at fair value:

(Amounts in 000’s of US$) September 30, 2017	Level 1	Level 2	Level 3
Investment in Gold	$14,406	$—	$—
Gold Delivery Agreement	—	—	—

Total	$14,406	$—	$—

There were no transfers between Level 1 and other Levels for the fiscal period ended September 30, 2017.

The Administrator values the gold held by the Fund on the basis of the price of an ounce of gold as determined by ICE Benchmark Administration Limited (“IBA”), a benchmark administrator, which provides an independently administered auction process, as well as the overall administration and governance for the LBMA Gold Price. In determining the net asset value (“NAV”) of the Fund, the Administrator values the gold held by the Fund on the basis of the price of an ounce of gold determined by the IBA 10:30 a.m. auction process (“LBMA Gold Price AM”), which is an electronic auction, with the imbalance calculated and the price adjusted in rounds (45 seconds in duration). The auction runs twice daily at 10:30 a.m. and 3:00 p.m. London time. The Administrator calculates the NAV of the Fund on each day the NYSE Arca is open for regular trading, generally as of 12:00 p.m. New York time. If no LBMA Gold Price AM is made on a particular evaluation day or if the LBMA Gold Price PM has not been announced by 12:00 p.m. New York time on a particular evaluation day, the next most recent LBMA Gold Price AM is used in the determination of the NAV of the Fund, unless the Administrator, in consultation with the Sponsor, determines that such price is inappropriate to use as the basis for such determination.

2.7.    Custody of Gold

Gold bullion is held by HSBC Bank plc on behalf of the Fund. During the fiscal period ended September 30, 2017, no gold was held by a subcustodian.

2.8.    Gold Delivery Agreement Receivable

Gold Delivery Agreement receivable represents the quantity of gold due to be received under the Gold Delivery Agreement. The gold is transferred to the Fund’s allocated gold bullion account at the Custodian two business days after the valuation date.

(Amounts in 000’s of US$)	Sept-30, 2017
Gold Delivery Agreement receivable	$21

2.9.    Gold Delivery Agreement Payable

Gold Delivery Agreement payable represents the quantity of gold due to be delivered under the Gold Delivery Agreement. The gold is transferred from the Fund’s allocated gold bullion account at the Custodian two business days after the valuation date.

(Amounts in 000’s of US$)	Sept-30, 2017
Gold Delivery Agreement payable	$50

2.10.    Creations and Redemptions of Shares

The Fund creates and redeems Shares from time to time, but only in one or more Creation Units (a Creation Unit equals a block of 10,000 Shares). The Fund issues Shares in Creation Units to certain authorized participants (“Authorized Participants”) on an ongoing basis. The creation and redemption of Creation Units is only made in exchange for the delivery to the Fund or the distribution by the Fund of the amount of gold and any cash represented by the Creation Units being created or redeemed, the amount of which will be based on the combined net asset value of the number of Shares included in the Creation Units being created or redeemed determined on the day the order to create or redeem Creation Units is properly received.

The Fund commenced trading shares in January 2017. As the Shares of the Fund are redeemable in Creation Units at the option of the Authorized Participants, the Fund has classified the Shares as Net Assets. Changes in the Shares for the fiscal period ended September 30, 2017 are as follows:

(Amounts in 000’s)	Fiscal Period Ended Sept-30, 2017
Activity in Number of Shares Issued and Outstanding:
Creations	220
Redemptions	(100)

Net change in number of Shares Issued and Outstanding	120

(Amounts in 000’s of US$)	Fiscal Period Ended Sept-30, 2017
Activity in Value of Shares Issued and Outstanding:
Creations	$26,550
Redemptions	(11,840)

Net change in value of Shares Issued and Outstanding	$14,710

2.11.    Revenue Recognition Policy

The Administrator will, at the direction of the Sponsor, sell the Fund’s gold as necessary to pay the Fund’s expenses. When selling gold to pay expenses, the Administrator will endeavor to sell the smallest amount of gold needed to pay expenses in order to minimize the Fund’s holdings of assets other than gold. Unless otherwise directed by the Sponsor, to meet expenses the Administrator will give a sell order and sell gold to the Custodian at the next LBMA Gold Price AM following the sale order. A gain or loss is recognized based on the difference between the selling price and the average cost of the gold sold, and such amounts are reported as net realized gain/(loss) from investment in gold sold to pay expenses on the Statement of Operations.

The Fund’s net realized and change in unrealized gain/(loss) on investment in gold and Gold Delivery Agreement for the fiscal period ended September 30, 2017 of ($260) is made up of a realized gain of $3 from the sale of gold to pay Sponsor fees, a realized loss of ($1,833) from the Gold Delivery Agreement, a realized gain of $270 on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees, a realized gain of $486 from gold distributed for the redemption of Shares, and a change in unrealized appreciation of $814 on investment in gold.

2.12.    Income Taxes

The Fund is classified as a “grantor trust” for U.S. federal income tax purposes. As a result, the Fund is not subject to U.S. federal income tax. Instead, the Fund’s income and expenses “flow through” to the Shareholders, and the Administrator will report the Fund’s proceeds, income, deductions, gains and losses to the Internal Revenue Service on that basis.

The Sponsor has evaluated whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required as of September 30, 2017. There are no tax years open for examination.

SPDR Long Dollar Gold Trust [Member]
Significant Accounting Policies

2.    Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires those responsible for preparing financial statements to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund and Trust.

2.1.     Basis of Accounting

These financial statements present the financial condition, results of operations and cash flows of the Fund and the Fund and Trust combined. For the periods presented, there were no balances or activity for the Trust apart from those from the Fund when combined, and the footnotes accordingly relate to the Fund, unless stated otherwise.

The Fund is an investment company within the scope of Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies, and therefore applies the specialized accounting and reporting guidance therein. The Fund is not registered as an investment company under the Investment Company Act of 1940, as amended.

2.2.     Basis of Presentation

The financial statements are presented for the Trust, as the SEC registrant, combined with the Fund and for the Fund individually. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Fund shall be enforceable only against the assets of the Fund and not against the assets of the Trust generally or any other fund that the Trust may establish in the future.

2.3.    Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments of sufficient credit quality with original maturity of three months or less.

2.4.    Solactive GLD® Long USD Gold Index—Gold Delivery Agreement

Pursuant to the terms of the Gold Delivery Agreement, the Fund has entered into a transaction to deliver gold bullion to, or receive gold bullion from, Merrill Lynch International, as Gold Delivery Provider, each Business Day. The amount of gold bullion transferred essentially will be equivalent to the Fund’s profit or loss as if the Fund had exchanged the Reference Currencies comprising the Index (“FX Basket”), in the proportion in which they are reflected in the Index, for USDs in an amount equal to the Fund’s holdings of gold bullion on such day. In general, if there is a currency gain (i.e., the value of the USD against the Reference Currencies comprising the FX Basket increases), the Fund will receive gold bullion. In general, if there is a currency loss (i.e., the value of the USD against the Reference Currencies comprising the FX Basket decreases), the Fund will deliver gold bullion. In this manner, the amount of gold bullion held by the Fund will be adjusted to reflect the daily change in the value of the Reference Currencies comprising the FX Basket against the USD. The Gold Delivery Agreement requires gold bullion ounces calculated pursuant to formulas contained in the Gold Delivery Agreement to be delivered to the custody account of the Fund or Gold Delivery Provider, as applicable. The fee that the Fund pays the Gold Delivery Provider for its services under the Gold Delivery Agreement is accrued daily and reflected in the calculation of the amount of gold bullion to be delivered pursuant to the Gold Delivery Agreement. The realized gain/loss from the Gold Delivery Agreement is disclosed on the Statement of Operations and the Statement of Changes in Net Assets. The realized gain/loss is only shown on the Statement of Financial Condition to the extent not received/paid.

The Index is designed to represent the daily performance of a long position in physical gold, as represented by the LBMA Gold Price AM, and a short position in the basket of Reference Currencies with weightings determined by the FX Basket. The Reference Currencies and their respective weightings in the Index are as follows: Euro (EUR/USD) (57.6%), Japanese Yen (USD/JPY) (13.6%), British Pound Sterling (GBP/USD) (11.9%), Canadian Dollar (USD/CAD) (9.1%), Swedish Krona (USD/SEK) (4.2%), and Swiss Franc (USD/CHF) (3.6%).

2.5.    Fair Value Measurement

U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to value its investments at fair value.

Various inputs are used in determining the fair value of the Fund’s assets or liabilities. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

Level 3 –	Inputs that are unobservable for the asset and liability, including the Fund’s assumptions (if any) used in determining the fair value of investments.

The following table summarizes the Fund’s investments at fair value:

(Amounts in 000’s of US$) March 31, 2018	Level 1	Level 2	Level 3
Investment in Gold	$16,666	$—	$—
Gold Delivery Agreement	—	—	—

Total	$16,666	$—	$—

(Amounts in 000’s of US$) September 30, 2017	Level 1	Level 2	Level 3
Investment in Gold	$14,406	$—	$—
Gold Delivery Agreement	—	—	—

Total	$14,406	$—	$—

There were no transfers between Level 1 and other Levels for the six months ended March 31, 2018 and fiscal period ended September 30, 2017.

The Administrator values the gold held by the Fund on the basis of the price of an ounce of gold as determined by ICE Benchmark Administration Limited (“IBA”), a benchmark administrator, which provides an independently administered auction process, as well as the overall administration and governance for the LBMA Gold Price. In determining the net asset value (“NAV”) of the Fund, the Administrator values the gold held by the Fund on the basis of the price of an ounce of gold determined by the IBA 10:30 AM auction process (“LBMA Gold Price AM”), which is an electronic auction, with the imbalance calculated and the price adjusted in rounds (45 seconds in duration). The auction runs twice daily at 10:30 AM and 3:00 PM London time. The Administrator calculates the NAV of the Trust on each day the NYSE Arca is open for regular trading, generally as of 12:00 PM New York time. If no LBMA Gold Price AM is made on a particular evaluation day or if the LBMA Gold Price PM has not been announced by 12:00 PM New York time on a particular evaluation day, the next most recent LBMA Gold Price AM is used in the determination of the NAV of the Fund, unless the Administrator, in consultation with the Sponsor, determines that such price is inappropriate to use as the basis for such determination.

2.6.    Custody of Gold

Gold bullion is held by HSBC Bank plc (the “Custodian”) on behalf of the Fund. During the six-month period ended March 31, 2018, no gold was held by a subcustodian. During the fiscal period ended September 30, 2017, no gold was held by a subcustodian.

2.7.     Gold Delivery Agreement Receivable

Gold Delivery Agreement receivable represents the quantity of gold due to be received under the Gold Delivery Agreement. The gold is transferred to the Fund’s allocated gold bullion account at the Custodian two business days after the valuation date.

(Amounts in 000’s of US$)	Mar-31, 2018	Sep-30, 2017
Gold Delivery Agreement receivable	$170	$21

2.8.    Gold Delivery Agreement Payable

Gold Delivery Agreement payable represents the quantity of gold due to be delivered under the Gold Delivery Agreement. The gold is transferred from the Fund’s allocated gold bullion account at the Custodian two business days after the valuation date.

(Amounts in 000’s of US$)	Mar-31, 2018	Sep-30, 2017
Gold Delivery Agreement payable	$—	$50

2.9.     Creations and Redemptions of Shares

The Fund creates and redeems Shares from time to time, but only in one or more Creation Units (a Creation Unit equals a block of 10,000 Shares). The Fund issues Shares in Creation Units to certain authorized participants (“Authorized Participants”) on an ongoing basis. The creation and redemption of Creation Units is only made in exchange for the delivery to the Fund or the distribution by the Fund of the amount of gold and any cash represented by the Creation Units being created or redeemed, the amount of which will be based on the combined net asset value of the number of Shares included in the Creation Units being created or redeemed determined on the day the order to create or redeem Creation Units is properly received.

The Fund commenced trading shares in January 2017. As the Shares of the Fund are redeemable at the option of the Authorized Participants, the Fund has classified the Shares as Net Assets. Changes in the Shares for the six months ended March 31, 2018 and fiscal period ended September 30, 2017 are as follows:

(Amounts in 000’s)	Six Months Ended Mar-31, 2018	Fiscal Period Ended Sep-30, 2017
Activity in Number of Shares Issued and Outstanding:
Creations	40	220
Redemptions	(20)	(100)

Net change in number of Shares Issued and Outstanding	20	120

(Amounts in 000’s of US$)	Six Months Ended Mar-31, 2018	Fiscal Period Ended Sep-30, 2017
Activity in Value of Shares Issued and Outstanding:
Creations	$4,814	$26,500
Redemptions	(2,393)	(11,840)

Net change in value of Shares Issued and Outstanding	$2,421	$14,710

2.10.    Revenue Recognition Policy

The Administrator will, at the direction of the Sponsor, sell the Fund’s gold as necessary to pay the Fund’s expenses. When selling gold to pay expenses, the Administrator will endeavor to sell the smallest amount of gold needed to pay expenses in order to minimize the Fund’s holdings of assets other than gold. Unless otherwise directed by the Sponsor, to meet expenses the Administrator will give a sell order and sell gold to the Custodian at the next LBMA Gold Price AM following the sale order. A gain or loss is recognized based on the difference between the selling price and the average cost of the gold sold, and such amounts are reported as net realized gain/(loss) from investment in gold sold to pay expenses on the Statement of Operations.

The Fund’s net realized and change in unrealized gain/(loss) on investment in gold and Gold Delivery Agreement for the six-month period ended March 31, 2018 of $82 is made up of a realized gain of $2 from the sale of gold to pay Sponsor fees, a realized loss of ($533) from the Gold Delivery Agreement, a realized gain of $229 from gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees, a realized gain of $149 from gold distributed for the redemption of shares, and a change in unrealized appreciation of $235 on investment in gold.

The Fund’s net realized and change in unrealized gain/(loss) on investment in gold and Gold Delivery Agreement for the six-month period ended March 31, 2017 of $766 is made up of a realized gain of $1 from the sale of gold to pay Sponsor fees, a realized loss of ($86) from the Gold Delivery Agreement, a realized gain of $39 from gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees, and a change in unrealized appreciation of $812 on investment in gold.

2.11.    Income Taxes

The Fund is classified as a “grantor trust” for U.S. federal income tax purposes. As a result, the Fund is not subject to U.S. federal income tax. Instead, the Fund’s income and expenses “flow through” to the Shareholders, and the Administrator will report the Fund’s proceeds, income, deductions, gains and losses to the Internal Revenue Service on that basis.

The Sponsor has evaluated whether there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required as of March 31, 2018. There are no open tax years or examinations in progress at period end.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies.

2.1.    Basis of Accounting

The accompanying audited financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the audited financial statements. Actual results could differ from those estimates.

These financial statements present the financial condition, results of operations and cash flows of the Fund and the Fund and Trust combined. For the periods presented, there were no balances or activity for the Trust apart from those from the Fund when combined, and the footnotes accordingly relate to the Fund, unless stated otherwise.

2.2.    Basis of Presentation

The financial statements are presented for the Trust, as the SEC registrant, combined with the Fund and for the Fund individually. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Fund shall be enforceable only against the assets of the Fund and not against the assets of the Trust generally or any other fund that the Trust may establish in the future.

2.3.    Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments of sufficient credit quality with original maturity of three months or less.

2.4.    Investment Company Status

The Fund is an investment company in accordance with U.S. GAAP and follows the accounting and reporting guidance according to Accounting Standards Codification Topic 946.

2.5.    Solactive GLD® Long USD Gold Index—Gold Delivery Agreement

Pursuant to the terms of the Gold Delivery Agreement, the Fund will enter into a transaction to deliver gold bullion to, or receive gold bullion from, Merrill Lynch International, as Gold Delivery Provider, each Business Day. The amount of gold bullion transferred essentially will be equivalent to the Fund’s profit or loss as if the Fund had exchanged the Reference Currencies comprising the Index (“FX Basket”), in the proportion in which they are reflected in the Index, for USDs in an amount equal to the Fund’s holdings of gold bullion on such day. In general, if there is a currency gain (i.e., the value of the USD against the Reference Currencies comprising the FX Basket increases), the Fund will receive gold bullion. In general, if there is a currency loss (i.e., the value of the USD against the Reference Currencies comprising the FX Basket decreases), the Fund will deliver gold bullion. In this manner, the amount of gold bullion held by the Fund will be adjusted to reflect the daily change in the value of the Reference Currencies comprising the FX Basket against the USD. The Gold Delivery Agreement requires gold bullion ounces calculated pursuant to formulas contained in the Gold Delivery Agreement to be delivered to the custody account of the Fund or Gold Delivery Provider, as applicable. The fee that the Fund pays the Gold Delivery Provider for its services under the Gold Delivery Agreement is accrued daily and reflected in the calculation of the amount of gold bullion to be delivered pursuant to the Gold Delivery Agreement. The realized gain/loss from the Gold Delivery Agreement is disclosed on the Statement of Operations and the Statement of Changes in Net Assets. The realized gain/loss is only shown on the Statement of Financial Condition to the extent not received/paid.

The Index is designed to represent the daily performance of a long position in physical gold, as represented by the LBMA Gold Price AM, and a short position in the basket of Reference Currencies with weightings determined by the FX Basket. The Reference Currencies and their respective weightings in the Index are as follows: Euro (EUR/USD) (57.6%), Japanese Yen (USD/JPY) (13.6%), British Pound Sterling (GBP/USD) (11.9%), Canadian Dollar (USD/CAD) (9.1%), Swedish Krona (USD/SEK) (4.2%), and Swiss Franc (USD/CHF) (3.6%).

2.6.    Fair Value Measurement

U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to value its investments at fair value.

Various inputs are used in determining the fair value of the Fund’s assets or liabilities. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

Level 3 –	Inputs that are unobservable for the asset and liability, including the Fund’s assumptions (if any) used in determining the fair value of investments.

The following table summarizes the Fund’s investments at fair value:

(Amounts in 000’s of US$) September 30, 2017	Level 1	Level 2	Level 3
Investment in Gold	$14,406	$—	$—
Gold Delivery Agreement	—	—	—

Total	$14,406	$—	$—

There were no transfers between Level 1 and other Levels for the fiscal period ended September 30, 2017.

The Administrator values the gold held by the Fund on the basis of the price of an ounce of gold as determined by ICE Benchmark Administration Limited (“IBA”), a benchmark administrator, which provides an independently administered auction process, as well as the overall administration and governance for the LBMA Gold Price. In determining the net asset value (“NAV”) of the Fund, the Administrator values the gold held by the Fund on the basis of the price of an ounce of gold determined by the IBA 10:30 a.m. auction process (“LBMA Gold Price AM”), which is an electronic auction, with the imbalance calculated and the price adjusted in rounds (45 seconds in duration). The auction runs twice daily at 10:30 a.m. and 3:00 p.m. London time. The Administrator calculates the NAV of the Fund on each day the NYSE Arca is open for regular trading, generally as of 12:00 p.m. New York time. If no LBMA Gold Price AM is made on a particular evaluation day or if the LBMA Gold Price PM has not been announced by 12:00 p.m. New York time on a particular evaluation day, the next most recent LBMA Gold Price AM is used in the determination of the NAV of the Fund, unless the Administrator, in consultation with the Sponsor, determines that such price is inappropriate to use as the basis for such determination.

2.7.    Custody of Gold

Gold bullion is held by HSBC Bank plc on behalf of the Fund. During the fiscal period ended September 30, 2017, no gold was held by a subcustodian.

2.8.    Gold Delivery Agreement Receivable

Gold Delivery Agreement receivable represents the quantity of gold due to be received under the Gold Delivery Agreement. The gold is transferred to the Fund’s allocated gold bullion account at the Custodian two business days after the valuation date.

(Amounts in 000’s of US$)	Sept-30, 2017
Gold Delivery Agreement receivable	$21

2.9.    Gold Delivery Agreement Payable

Gold Delivery Agreement payable represents the quantity of gold due to be delivered under the Gold Delivery Agreement. The gold is transferred from the Fund’s allocated gold bullion account at the Custodian two business days after the valuation date.

(Amounts in 000’s of US$)	Sept-30, 2017
Gold Delivery Agreement payable	$50

2.10.    Creations and Redemptions of Shares

The Fund creates and redeems Shares from time to time, but only in one or more Creation Units (a Creation Unit equals a block of 10,000 Shares). The Fund issues Shares in Creation Units to certain authorized participants (“Authorized Participants”) on an ongoing basis. The creation and redemption of Creation Units is only made in exchange for the delivery to the Fund or the distribution by the Fund of the amount of gold and any cash represented by the Creation Units being created or redeemed, the amount of which will be based on the combined net asset value of the number of Shares included in the Creation Units being created or redeemed determined on the day the order to create or redeem Creation Units is properly received.

The Fund commenced trading shares in January 2017. As the Shares of the Fund are redeemable in Creation Units at the option of the Authorized Participants, the Fund has classified the Shares as Net Assets. Changes in the Shares for the fiscal period ended September 30, 2017 are as follows:

(Amounts in 000’s)	Fiscal Period Ended Sept-30, 2017
Activity in Number of Shares Issued and Outstanding:
Creations	220
Redemptions	(100)

Net change in number of Shares Issued and Outstanding	120

(Amounts in 000’s of US$)	Fiscal Period Ended Sept-30, 2017
Activity in Value of Shares Issued and Outstanding:
Creations	$26,550
Redemptions	(11,840)

Net change in value of Shares Issued and Outstanding	$14,710

2.11.    Revenue Recognition Policy

The Administrator will, at the direction of the Sponsor, sell the Fund’s gold as necessary to pay the Fund’s expenses. When selling gold to pay expenses, the Administrator will endeavor to sell the smallest amount of gold needed to pay expenses in order to minimize the Fund’s holdings of assets other than gold. Unless otherwise directed by the Sponsor, to meet expenses the Administrator will give a sell order and sell gold to the Custodian at the next LBMA Gold Price AM following the sale order. A gain or loss is recognized based on the difference between the selling price and the average cost of the gold sold, and such amounts are reported as net realized gain/(loss) from investment in gold sold to pay expenses on the Statement of Operations.

The Fund’s net realized and change in unrealized gain/(loss) on investment in gold and Gold Delivery Agreement for the fiscal period ended September 30, 2017 of ($260) is made up of a realized gain of $3 from the sale of gold to pay Sponsor fees, a realized loss of ($1,833) from the Gold Delivery Agreement, a realized gain of $270 on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees, a realized gain of $486 from gold distributed for the redemption of Shares, and a change in unrealized appreciation of $814 on investment in gold.

2.12.    Income Taxes

The Fund is classified as a “grantor trust” for U.S. federal income tax purposes. As a result, the Fund is not subject to U.S. federal income tax. Instead, the Fund’s income and expenses “flow through” to the Shareholders, and the Administrator will report the Fund’s proceeds, income, deductions, gains and losses to the Internal Revenue Service on that basis.

The Sponsor has evaluated whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required as of September 30, 2017. There are no tax years open for examination.

The Gold Trust [Member]
Significant Accounting Policies

2.    Significant Accounting Policies

2.1.    Basis of Accounting

The accompanying statement of financial condition has been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the statement of financial condition. Actual results could differ from those estimates.

2.2.    Basis of Presentation

The statement of financial condition is presented for the Fund individually. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Fund will be enforceable only against the assets of the Fund and not against the assets of the Trust generally or any other series of the Trust now existing or that may be established in the future.

2.3.    Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments of sufficient credit quality with original maturity of three months or less.

2.4.    Investment Company Status

The Fund is an investment company in accordance with U.S. GAAP and follows the accounting and reporting guidance according to Accounting Standards Codification Topic 946.

2.5.    Fair Value Measurement

U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to value its investments at fair value.

Various inputs are used in determining the fair value of the Fund’s assets or liabilities. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

Level 3 – Inputs that are unobservable for the asset and liability, including the Fund’s assumptions (if any) used in determining the fair value of investments.

The Fund had no assets or liabilities as of September 30, 2017.

After the commencement of operations, the Fund expects to invest its assets in allocated Gold Bullion and, from time to time, cash, which will be used to pay expenses.

The Administrator will value any Gold Bullion held by the Fund on the basis of the price of an ounce of gold as determined by the ICE Benchmark Administration Limited (“IBA”), a benchmark administrator, which provides an independently administered auction process as well as the overall administration and governance for the London Bullion Market Association (“LBMA”) Gold Price. In determining the net asset value (“NAV”) of the Fund, the Administrator will value the Gold Bullion held by the Fund on the basis of the price of an ounce of gold determined by the IBA 3:00 PM auction process (“LBMA Gold Price PM”), which is an electronic auction, with the imbalance calculated, and the price adjusted in rounds (45 seconds in duration). The auction runs twice daily at 10:30 AM and 3:00 PM London time. The Administrator will calculate the NAV of the Fund on each day the NYSE Arca is open for regular trading, at the earlier LBMA Gold Price PM for the day or 12:00 PM New York time. If no LBMA Gold Price PM is made on a particular evaluation day or if the LBMA Gold Price PM has not been announced by 12:00 PM New York time on a particular evaluation day, the next most recent LBMA Gold Price PM will be used in the determination of the NAV of the Fund, unless the Sponsor determines that such price is inappropriate to use as the basis for such determination.

2.6.    Creations and Redemptions of Shares

The Fund will create and redeem Shares from time to time, but only in one or more Creation Units (a Creation Unit is an aggregation of a large number of Shares). The Fund will issue Shares in Creation Units to certain authorized participants (“Authorized Participants”) on an ongoing basis. The creation and redemption of Creation Units will only be made in exchange for the delivery to the Fund or the distribution by the Fund of the amount of gold and any cash represented by the Creation Units being created or redeemed, the amount of which will be based on the NAV of the number of Shares included in the Creation Units being created or redeemed determined on the day the order to create or redeem Creation Units is properly received.

2.7.    Income Taxes

The Fund is expected to be classified as a “grantor trust” for U.S. federal income tax purposes. As a result, the Fund will not be subject to U.S. federal income tax. Instead, the Fund’s income and expenses will “flow through” to the Shareholders, and the Administrator will report the Fund’s proceeds, income, deductions, gains and losses to the Internal Revenue Service on that basis.

No uncertain tax positions exist at the date of the statement of financial condition.